Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill
Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units’ fair values.
The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.
When testing goodwill for impairment, the Company also considers its market capitalization in relation to the aggregate estimated fair value of its reporting units. The Company applies significant judgment when determining the estimated fair value of the Company’s reporting units and when assessing the relationship of market capitalization to the aggregate estimated fair value of its reporting units.
The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management’s reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company’s reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company’s results of operations or financial position.
For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for five of its six reporting units and determined it was not more than likely that the fair value of any of the reporting units tested using the qualitative assessment was less than its carrying amount, and, therefore no further testing was needed for these reporting units. For the sixth reporting unit (EMEA), the Company prepared a quantitative impairment test, using both the market multiple and discounted cash flow valuation approaches. The Company determined that the fair value of this reporting unit was in excess of its carrying value and, therefore goodwill was not impaired.
As discussed in Note 2, effective January 1, 2015, the Company implemented certain segment reporting changes, which were approved by the chief operating decision maker in the fourth quarter of 2014. As a result, goodwill was re-tested for impairment during the fourth quarter of 2014 using estimated revised carrying amounts of the reporting units. The Company concluded that the fair values of all reporting units were in excess of their carrying value and, therefore, goodwill was not impaired.

Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other (2)	Total
	(In millions)
Balance at January 1, 2012
Goodwill	$3,125	$138	$900	$501	$5,533	$1,333	$470	$12,000
Accumulated impairment	—	—	—	—	—	—	(65)	(65)
Total goodwill, net	3,125	138	900	501	5,533	1,333	405	11,935
Acquisitions	—	—	—	—	—	1	—	1
Impairments (3)	(1,692)	—	—	—	—	—	(176)	(1,868)
Effect of foreign currency translation and other	—	—	—	26	(146)	5	—	(115)
Balance at December 31, 2012
Goodwill	3,125	138	900	527	5,387	1,339	470	11,886
Accumulated impairment	(1,692)	—	—	—	—	—	(241)	(1,933)
Total goodwill, net	1,433	138	900	527	5,387	1,339	229	9,953
Acquisitions (4)	—	—	—	1,140	—	1	—	1,141
Dispositions	—	—	—	—	—	(8)	—	(8)
Reduction of goodwill (5)	—	—	—	—	—	—	(65)	(65)
Reduction of accumulated impairment (5)	—	—	—	—	—	—	65	65
Effect of foreign currency translation and other	—	—	—	(79)	(489)	24	—	(544)
Balance at December 31, 2013
Goodwill	3,125	138	900	1,588	4,898	1,356	405	12,410
Accumulated impairment	(1,692)	—	—	—	—	—	(176)	(1,868)
Total goodwill, net	1,433	138	900	1,588	4,898	1,356	229	10,542
Dispositions (6)	—	—	(60)	—	(3)	(7)	—	(70)
Effect of foreign currency translation and other	—	—	—	(203)	(280)	(117)	—	(600)
Balance at December 31, 2014
Goodwill	3,125	138	840	1,385	4,615	1,232	405	11,740
Accumulated impairment	(1,692)	—	—	—	—	—	(176)	(1,868)
Total goodwill, net	$1,433	$138	$840	$1,385	$4,615	$1,232	$229	$9,872
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(1)	Includes goodwill of $4.4 billion, $4.7 billion and $5.2 billion from the Japan operations at December 31, 2014, 2013 and 2012, respectively.

(2)
For purposes of goodwill impairment testing in 2014, the balance of $229 million, of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to business units of the Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding segments in the amounts of $34 million, $9 million and $186 million, respectively.

(3)
In connection with the Company’s annual goodwill impairment testing in 2012, the market multiple and discounted cash flow valuation approaches indicated that the fair value of the Retail Annuities reporting unit was below its carrying value. As a result, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was performed. This appraisal resulted in a fair value of the Retail Annuities reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. A further comparison of the implied fair value of its goodwill with the reporting unit’s carrying amount indicated that the entire amount of goodwill associated with the Retail Annuities reporting unit was impaired. Therefore, the Company recorded a non-cash charge of $1.9 billion ($1.6 billion, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $1.4 billion was impaired at MetLife, Inc. There was no impact on income taxes.

(4)	See Note 3 for a discussion of the acquisition of ProVida, which is included in the Latin America segment.

(5)	In connection with the MetLife Bank Divestiture, goodwill and the related accumulated impairment were reduced by $65 million for the year ended December 31, 2013. See Note 3.

(6)
In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $60 million during the year ended December 31, 2014. See Note 3. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.